Supplemental Financial Information - Schedule of Supplemental Consolidated Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Other current assets:
Prepaid expenses	$ 75	$ 142
Inventory	90	87
Other	124	116
Total other current assets	289	345
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,163	1,999
Less: Accumulated depreciation	(1,233)	(1,150)
Property and equipment, net	930	849
Other current liabilities:
Accrued interest expense	443	539
Other accrued expenses	559	529
Other	531	563
Total other current liabilities	1,533	1,631
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	83	85
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross	342	326
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	55	54
Equipment and furniture
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,290	1,164
Equipment under capital lease
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 393	$ 370